Financial Instruments and Financial Risk Management - Summary of Aging of Trade and Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Trade And Other Current Receivables [Line Items]
Trade and other receivables	$ 952,915	$ 924,277
Trade and Other Receivables
Trade And Other Current Receivables [Line Items]
Allowance for expected credit loss	25,261	29,506	$ 29,038
Not Past Due
Trade And Other Current Receivables [Line Items]
Trade and other receivables	646,859	619,888
Not Past Due | Trade and Other Receivables
Trade And Other Current Receivables [Line Items]
Allowance for expected credit loss	2,145	1,817
Past Due 1 – 30 Days
Trade And Other Current Receivables [Line Items]
Trade and other receivables	174,343	159,928
Past Due 1 – 30 Days | Trade and Other Receivables
Trade And Other Current Receivables [Line Items]
Allowance for expected credit loss	2,526	2,909
Past Due 31 – 60 Days
Trade And Other Current Receivables [Line Items]
Trade and other receivables	52,700	47,529
Past Due 31 – 60 Days | Trade and Other Receivables
Trade And Other Current Receivables [Line Items]
Allowance for expected credit loss	7,578	8,727
Past Due More Than 60 Days
Trade And Other Current Receivables [Line Items]
Trade and other receivables	79,013	96,932
Past Due More Than 60 Days | Trade and Other Receivables
Trade And Other Current Receivables [Line Items]
Allowance for expected credit loss	$ 13,012	$ 16,053